UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:

Eileen Holmes					Los Angeles, CA		October 28, 2002
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		23

Form 13F Information Table Value Total:		$30,029 (X1000)


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE	         SHARES		INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

ADAIR INTL OIL & GAS COM       COM              005408109        0	 20000.00 SH       SOLE                 20000.00
ANHEUSER BUSCH COS INC COM     COM              035229103      341	  6748.00 SH       SOLE                  6748.00
ANTHEM INC COM                 COM              03674B104     1079	 16605.00 SH       SOLE                 16605.00
AUTONATION INC COM             COM              05329W102      132	 11469.00 SH       SOLE                 11469.00
BANK AMER CORP COM             COM              06605F102      347	  5439.00 SH       SOLE                  5439.00
COBIZ INC COM                  COM              190897108      839	 52125.00 SH       SOLE                 52125.00
EPROMOS COM INC RESTRICTED     COM              8324197          0	 10000.00 SH       SOLE                 10000.00
EXTRACT INC COM                COM              302258108        0	 10000.00 SH       SOLE                 10000.00
EXXON MOBIL CORP COM           COM              30231G102      318	  9968.00 SH       SOLE                  9968.00
HCA-HEALTHCARE CO COM          COM              404119109      313	  6570.00 SH       SOLE                  6570.00
HERLEY INDS INC DEL COM        COM              427398102     2012	108350.00 SH       SOLE                108350.00
HESKA CORP COM                 COM              42805E108      123	216326.00 SH       SOLE                216326.00
KOHLS CORP COM                 COM              500255104     2830	 46540.00 SH       SOLE                 46540.00
MICHAELS STORES INC COM        COM              594087108     1980	 43335.00 SH       SOLE                 43335.00
MICROSOFT CORP COM             COM              594918104      225	  5150.00 SH       SOLE                  5150.00
OCCAM NETWORKS INC COM         COM              67457P101        5	 98586.00 SH       SOLE                 98586.00
PIXAR                          COM              725811103     6069	126175.00 SH       SOLE                126175.00
PROCTER & GAMBLE CO COM        COM              742718109      360	  4022.37 SH       SOLE                  4022.37
QUINTEK TECHNOLOGIES COM       COM              74876Q108        2	 30000.00 SH       SOLE                 30000.00
RAYTHEON CO COM NEW            COM              755111507      392	 13362.00 SH       SOLE                 13362.00
STRUTHERS INC COM NEW          COM              863582201        0	 20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        0	 15000.00 SH       SOLE                 15000.00
WEIGHT WATCHERS INTL COM       COM              948626106    12661	292000.00 SH       SOLE                292000.00






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